THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated September 30, 2024

to the

THORNBURG FUNDS PROSPECTUS

applicable to Class A, C, C2, D and I shares
dated February 1, 2024, as supplemented March 13, April 19, August 16, and August 21 2024,
(the “Retail Prospectus”)

CHANGES RELATING TO FUND BENCHMARKS

Effective September 30, 2024, as applicable, in the Fund Summary sections of the Retail Prospectus, the narrative language under the “Past Performance of the Fund” caption and/or the “Average Annual Total Returns” tables of each of the listed series of the Thornburg Investment Trust (the “Funds”) are hereby replaced with the disclosure below relating to changes to each Fund’s benchmark(s), which are being made in accordance with regulatory requirements and applicable to pages of the Retail Prospectus as follows:

Thornburg International Equity Fund – Page 10 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index was removed as the Funds’ secondary index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Thornburg International Growth Fund - Pages 23-24 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares vary in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI All Country World ex USA Net Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	12.63%	5.98%	2.79%
Return After Taxes on Distributions	12.53%	5.48%	2.24%
Return After Taxes on Distributions and Sale of Fund Shares	7.48%	4.66%	2.11%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	15.85%	6.08%	2.45%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	18.41%	7.32%	3.65%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
MSCI All Country World ex USA Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Small/Mid Cap Core Fund – Pages 35-36 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Index – Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	8.04%	7.33%	6.91%
Return After Taxes on Distributions	8.04%	5.61%	5.96%
Return After Taxes on Distributions and Sale of Fund Shares	4.76%	5.56%	5.44%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	11.04%	7.38%	6.52%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	13.61%	8.73%	7.80%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Thornburg Small/Mid Cap Growth Fund - Pages 41-42 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Russell 3000 Index – Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	14.20%	5.59%	4.76%
Return After Taxes on Distributions	14.20%	3.04%	3.48%
Return After Taxes on Distributions and Sale of Fund Shares	8.41%	4.79%	4.01%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Growth Index—Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	17.52%	5.69%	4.40%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Growth Index—Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	20.15%	6.99%	5.67%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Growth Index—Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Investment Income Builder Fund - Pages 47-49 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares vary in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	12.60%	7.70%	5.56%
Return After Taxes on Distributions	10.40%	5.60%	3.59%
Return After Taxes on Distributions and Sale of Fund Shares	7.38%	5.01%	3.36%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	16.00%	7.90%	5.27%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	18.17%	8.96%	6.34%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Summit Fund – Pages 55-56 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Summit Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares of the Fund for each full year shown. The average annual total return figures compare Class A and Class I share performance to the MSCI All Country World Net Total Return USD Index and the Bloomberg Global-Aggregate Total Return Index Value Unhedged USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 60% MSCI All Country World Index and 40% Bloomberg Global Aggregate Bond Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	SINCE INCEPTION (1-26-22)
Return Before Taxes	7.42%	0.22%
Return After Taxes on Distributions	6.40%	-0.77%
Return After Taxes on Distributions and Sale of Fund Shares	4.37%	-0.27%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)	22.20%	3.75%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	5.72%	-5.34%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	15.43%	0.18%

CLASS I SHARES	1 YEAR	SINCE INCEPTION (03-01-19)
Return Before Taxes	12.86%	10.73%
MSCI All Country World Net Total Return USD Index (reflects no deduction for fees, expenses, or taxes)	22.20%	9.69%
Bloomberg Global-Aggregate Total Return Index Value Unhedged USD (reflects no deduction for fees, expenses, or taxes)	5.72%	-0.47%
Blended Index (reflects no deduction for fees, expenses, or taxes)	15.43%	5.77%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Thornburg Ultra Short Income Fund – Pages 60-61 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Ultra Short Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA U.S. Treasury Bill Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.19%	2.16%	1.68%
Return After Taxes on Distributions	1.21%	1.10%	0.89%
Return After Taxes on Distributions and Sale of Fund Shares	1.86%	1.20%	0.94%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.09%	1.90%	1.27%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.78%	2.66%	2.03%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
ICE BofA U.S. Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)	5.09%	1.90%	1.27%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Limited Term U.S. Government Fund – Pages 66-67 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.51%	-0.13%	0.43%
Return After Taxes on Distributions	0.55%	-0.81%	-0.26%
Return After Taxes on Distributions and Sale of Fund Shares	0.88%	-0.38%	0.03%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.13%	-0.15%	0.28%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%

CLASS C2 SHARES	1 YEAR	SINCE INCEPTION (10-01-20)
Return Before Taxes	2.98%	-2.22%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	-2.68%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	-1.75%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.25%	0.46%	0.89%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Limited Term Income Fund – Pages 72-73 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.85%	1.66%	1.86%
Return After Taxes on Distributions	2.52%	0.62%	0.88%
Return After Taxes on Distributions and Sale of Fund Shares	2.25%	0.84%	1.00%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.53%	1.74%	1.79%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%

CLASS C2 SHARES	1 YEAR	SINCE INCEPTION (10-01-20)
Return Before Taxes	5.13%	-0.99%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	-2.68%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	-1.36%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.49%	2.25%	2.33%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Strategic Income Fund – Pages 85-86 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class A shares in the one full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. The Blended Benchmark, comprised of 80% Bloomberg U.S. Aggregate Bond Total Return Value USD and 20% MSCI World Net Total Return USD Index, was removed as the Fund’s secondary index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.47%	2.60%	2.75%
Return After Taxes on Distributions	0.74%	1.09%	1.20%
Return After Taxes on Distributions and Sale of Fund Shares	1.42%	1.34%	1.41%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	9.04%	3.56%	3.29%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.46%	2.79%	2.53%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	9.04%	3.56%	3.29%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.61%	3.93%	3.60%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	9.04%	3.56%	3.29%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Short Duration Municipal Fund – Page 91 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Short Duration Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-3 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.16%	0.37%	0.41%
Return After Taxes on Distributions	1.16%	0.37%	0.41%
Return After Taxes on Distributions and Sale of Fund Shares	1.75%	0.56%	0.51%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.34%	1.32%	1.11%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.75%	0.88%	0.76%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 1-3 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	3.34%	1.32%	1.11%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation, and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Limited Term Municipal Fund – Pages 96-97 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 1-10 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.95%	0.78%	1.08%
Return After Taxes on Distributions	1.95%	0.78%	1.08%
Return After Taxes on Distributions and Sale of Fund Shares	2.20%	1.02%	1.23%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.45%	0.83%	0.98%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%

CLASS C2 SHARES	1 YEAR	SINCE INCEPTION (10-01-20)
Return Before Taxes	3.05%	-0.74%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	0.20%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	0.26%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.46%	1.32%	1.51%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Intermediate Municipal Fund – Pages 102-103 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Intermediate Municipal Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the ICE BofA 3-15 Year U.S. Municipal Securities Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.31%	1.39%	1.91%
Return After Taxes on Distributions	3.32%	1.39%	1.91%
Return After Taxes on Distributions and Sale of Fund Shares	3.26%	1.67%	2.03%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.46%	1.42%	1.76%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

CLASS C2 SHARES	1 YEAR	SINCE INCEPTION (10-01-20)
Return Before Taxes	4.41%	-0.04%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	0.20%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	0.27%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.71%	2.05%	2.39%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg Strategic Municipal Income Fund – Pages 108-109 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Strategic Municipal Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. This index is not actively managed and is not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.79%	1.11%	2.17%
Return After Taxes on Distributions	3.79%	1.11%	2.16%
Return After Taxes on Distributions and Sale of Fund Shares	3.58%	1.44%	2.25%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.87%	1.04%	1.95%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.12%	1.72%	2.63%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg California Limited Term Municipal Fund – Pages 114-115 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Limited Term California Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class C, Class C2 and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The ICE BofA 1-10 Year U.S. Municipal Securities Index was removed as the Fund’s benchmark index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.86%	0.52%	0.97%
Return After Taxes on Distributions	1.86%	0.53%	0.97%
Return After Taxes on Distributions and Sale of Fund Shares	2.10%	0.77%	1.09%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%

CLASS C SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.37%	0.55%	0.85%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%

CLASS C2 SHARES	1 YEAR	SINCE INCEPTION (10-01-20)
Return Before Taxes	3.31%	-0.43%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	0.20%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	0.26%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.43%	1.07%	1.40%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 1-10 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	4.27%	1.78%	1.90%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg New Mexico Intermediate Municipal Fund – Pages 120-121 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Intermediate New Mexico Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A, Class D and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The ICE BofA 3-15 Year U.S. Municipal Securities Index was removed as the Fund’s benchmark index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	1.87%	0.65%	1.39%
Return After Taxes on Distributions	1.86%	0.64%	1.39%
Return After Taxes on Distributions and Sale of Fund Shares	1.98%	0.92%	1.57%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

CLASS D SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.58%	0.78%	1.34%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.18%	1.36%	1.92%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

Thornburg New York Intermediate Municipal Fund – Pages 126-127 of Retail Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Intermediate New York Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class A shares have been different in each full year shown. The average annual total return figures compare Class A and Class I share performance to the ICE BofA U.S. Municipal Securities Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The ICE BofA 3-15 Year U.S. Municipal Securities Index was removed as the Fund’s benchmark index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS A SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	2.68%	0.91%	1.47%
Return After Taxes on Distributions	2.68%	0.91%	1.47%
Return After Taxes on Distributions and Sale of Fund Shares	2.59%	1.19%	1.65%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

CLASS I SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	5.09%	1.65%	2.00%
ICE BofA U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	6.51%	2.27%	3.13%
ICE BofA 3-15 Year U.S. Municipal Securities Index (reflects no deduction for fees, expenses, or taxes)	5.40%	2.21%	2.67%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class A shares, and after-tax returns for other share classes will vary.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6393

THORNBURG INVESTMENT TRUST SUPPLEMENT

Dated September 30, 2024

to the

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

applicable to Class R3, R4, R5 and R6 shares
dated February 1, 2024, as supplemented August 21, 2024
(the “Retirement Prospectus”)

CHANGES RELATING TO FUND BENCHMARKS

Effective September 30, 2024, as applicable, in the Fund Summary sections of the Retirement Prospectus, the narrative language under the “Past Performance of the Fund” caption and/or the “Average Annual Total Returns” tables of each of the listed series of the Thornburg Investment Trust (the “Funds”) are hereby replaced with the disclosure below relating to changes to each Fund’s benchmark(s), which are being made in accordance with regulatory requirements and applicable to pages of the Retirement Prospectus as follows:

Thornburg International Equity Fund – Page 10 of Retirement Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the International Equity Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI All Country World ex USA Net Total Return USD Index, a broad-based securities market index that represents the overall applicable market in which the Fund invests. The MSCI EAFE (Europe, Australasia, Far East) Net Total Return USD Index was removed as the Funds’ secondary index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Thornburg International Growth Fund - Pages 16-17 of Retirement Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in International Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI All Country World ex USA Net Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the MSCI All Country World ex USA Growth Net Total Return USD Index, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar

1

charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	17.80%	6.78%	3.12%
Return After Taxes on Distributions	17.74%	6.29%	2.58%
Return After Taxes on Distributions and Sale of Fund Shares	10.54%	5.32%	2.39%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	17.93%	6.89%	3.22%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	18.43%	7.32%	3.64%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

CLASS R6 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	18.53%	7.43%	3.75%
MSCI All Country World ex USA Net Total Return (reflects no deduction for fees, expenses, or U.S. taxes)	15.62%	7.08%	3.83%
MSCI All Country World ex U.S. Growth Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	14.03%	7.49%	4.55%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

2

3

Thornburg Small/Mid Cap Core Fund – Pages 28-29 of Retirement Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Core Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Index—Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	13.19%	8.34%	7.42%
Return After Taxes on Distributions	13.19%	6.60%	6.47%
Return After Taxes on Distributions and Sale of Fund Shares	7.81%	6.37%	5.87%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	13.32%	8.44%	7.52%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	13.60%	8.73%	7.80%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	17.42%	11.67%	8.36%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

The performance information shown above may include gains attributable to the Fund’s investments in shares of companies through initial public offerings (“IPOs”). There can be no assurance that the Fund will have continued access to profitable IPOs and, as the Fund’s assets grow, the impact of the Fund’s investment in IPOs on the performance of the Fund may decline.

Thornburg Small/Mid Cap Growth Fund - Pages 34-35 of Retirement Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in the Small/Mid Cap Growth Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4 and Class R5 share performance to the Russell 3000 Index—Total Return, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Russell 2500 Index—Total Return, an additional index that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	19.54%	6.45%	5.13%
Return After Taxes on Distributions	19.54%	3.84%	3.83%
Return After Taxes on Distributions and Sale of Fund Shares	11.57%	5.50%	4.32%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Growth Index—Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	19.68%	6.56%	5.23%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Growth Index—Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	20.19%	7.00%	5.67%
Russell 3000 Index—Total Return (reflects no deduction for fees, expenses, or taxes)	25.96%	15.16%	11.48%
Russell 2500 Growth Index—Total Return (reflects no deduction for fees, expenses, or taxes)	18.93%	11.43%	8.78%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

4

Thornburg Investment Income Builder Fund - Pages 41-42 of Retirement Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in Investment Income Builder Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares vary in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the MSCI World Net Total Return USD Index and the Bloomberg U.S. Aggregate Total Return Index Value USD, each a broad-based securities market index that represents the overall applicable market in which the Fund invests, and a Blended Benchmark, comprised of 25% Bloomberg U.S. Aggregate Bond Total Return Value USD, and 75% MSCI World Net Total Return USD Index, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	17.49%	8.31%	5.69%
Return After Taxes on Distributions	15.37%	6.35%	3.86%
Return After Taxes on Distributions and Sale of Fund Shares	10.29%	5.57%	3.55%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%

CLASS R4 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	17.53%	8.41%	5.79%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%

5

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	18.00%	8.85%	6.22%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	8.60%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.81%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	7.06%

CLASS R6 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (4-10-17)
Return Before Taxes	18.24%	9.07%	7.68%
MSCI World Net Total Return USD Index (reflects no deduction for fees, expenses, or U.S. taxes)	23.79%	12.80%	10.22%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or U.S. taxes)	5.53%	1.10%	1.18%
Blended Index (reflects no deduction for fees, expenses, or U.S. taxes)	19.05%	10.03%	8.13%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Thornburg Limited Term U.S. Government Fund – Pages 46-47 of Retirement Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term U.S. Government Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, and Class R5 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

6

Average Annual Total Returns

(periods ended 12-31-23)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	3.90%	0.11%	0.52%
Return After Taxes on Distributions	2.93%	-0.53%	-0.15%
Return After Taxes on Distributions and Sale of Fund Shares	2.29%	-0.18%	0.11%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%

CLASS R4 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (2-1-14)
Return Before Taxes	3.90%	0.09%	0.42%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.68%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.17%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	4.23%	0.42%	0.85%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Government Intermediate Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	4.30%	1.03%	1.24%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

Thornburg Limited Term Income Fund – Pages 51-52 of Retirement Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in Limited Term Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows how the annual total returns for Class R3 shares have been different in each full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

7

Average Annual Total Returns

(periods ended 12-31-23)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.04%	1.75%	1.84%
Return After Taxes on Distributions	4.78%	0.80%	0.93%
Return After Taxes on Distributions and Sale of Fund Shares	3.55%	0.94%	1.02%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%

CLASS R4 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (2-1-14)
Return Before Taxes	5.96%	1.73%	1.72%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.68%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.64%

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	6.57%	2.25%	2.26%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.72%

CLASS R6 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (4-10-17)
Return Before Taxes	6.56%	2.31%	2.25%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.18%
Bloomberg Intermediate U.S. Government/Credit Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	5.24%	1.59%	1.49%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

8

Thornburg Strategic Income Fund – Pages 63-64 of Retirement Prospectus

Past Performance of the Fund

The following information provides some indication of the risks of investing in Strategic Income Fund by showing how the Fund’s investment results vary from year to year. The bar chart shows the annual total return for Class R3 shares in the one full year shown. The average annual total return figures compare Class R3, Class R4, Class R5 and Class R6 share performance to the Bloomberg U.S. Aggregate Total Return Index Value USD, a broad-based securities market index that represents the overall applicable market in which the Fund invests, and the Bloomberg U.S. Universal Total Return Index Value Unhedged, an additional benchmark that represents the market sectors which Thornburg believes are more representative of the Fund’s investment universe. The Blended Benchmark, comprised of 80% Bloomberg U.S. Aggregate Bond Total Return Value USD and 20% MSCI World Net Total Return USD Index, was removed as the Fund’s secondary index effective September 30, 2024. These indexes are not actively managed and are not available for direct investment. The bar charts and performance tables assume reinvestment of dividends and distributions. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance information shown below is as of the calendar year ended December 31, 2023. Updated performance information may be obtained on the Thornburg website at Thornburg.com or by calling 1-800-847-0200.

Average Annual Total Returns

(periods ended 12-31-23)

CLASS R3 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.03%	3.27%	3.05%
Return After Taxes on Distributions	5.32%	1.86%	1.97%
Return After Taxes on Distributions and Sale of Fund Shares	4.13%	1.91%	2.07%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	9.04%	3.56%	3.29%

CLASS R4 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (2-1-14)
Return Before Taxes	7.03%	3.27%	3.03%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.68%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	1.96%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	9.04%	3.56%	3.28%

9

CLASS R5 SHARES	1 YEAR	5 YEARS	10 YEARS
Return Before Taxes	7.71%	3.94%	3.59%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.81%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	2.08%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	9.04%	3.56%	3.29%

CLASS R6 SHARES	1 YEAR	5 YEARS	SINCE INCEPTION (4-10-17)
Return Before Taxes	7.77%	4.01%	3.77%
Bloomberg U.S. Aggregate Total Return Index Value USD (reflects no deduction for fees, expenses, or taxes)	5.53%	1.10%	1.18%
Bloomberg U.S. Universal Total Return Index Value Unhedged (reflects no deduction for fees, expenses, or taxes)	6.17%	1.44%	1.43%
Blended Benchmark (reflects no deduction for fees, expenses, or U.S. taxes)	9.04%	3.56%	3.12%

After-tax returns are calculated using the highest historical individual federal marginal income tax rates, and do not reflect state or local income taxes. Actual after-tax returns depend on an investor’s own tax situation and may differ from the returns shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns shown relate only to Class R3 shares, and after-tax returns for other share classes will vary.

10

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

TH6394